Basis of preparation and accounting policies - VFA eligibility assessment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2022
Statement
Percentage to meet definition of substantial	50.00%
Including JVs and associates
Statement
CSM as at 31 Dec	$ 21,012
Percentage of CSM calculated under VFA		72.00%
Including JVs and associates | Contractual service margin (CSM)
Statement
CSM amortisation, net of reinsurance, recognised in the income statement	$ (2,208)